Employee Benefit and Related Expenses - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
2020 Defined Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service costs recognized in respect of employee benefit plan	¥ 4,615